Losses Per Share - Schedule of Basic Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share
Basic earnings per share, Amount after income tax	$ (85,004,692)	$ (804,977)	$ (11,014,131)
Basic earnings per share, Weighted average number of ordinary shares outstanding	24,541,271	18,411,714	9,211,973
Basic earnings per share, Losses per share	$ (3.46)	$ (0.04)	$ (1.2)
Diluted earnings per share
Diluted earnings per share, Amount after income tax	$ (85,004,692)	$ (804,977)	$ (11,014,131)
Diluted earnings per share, Weighted average number of ordinary shares outstanding	24,541,271	18,411,714	9,211,973
Diluted earnings per share, Losses per share	$ (3.46)	$ (0.04)	$ (1.2)